Share-based Compensation - Summary of Company's stock options activities (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Share-based Compensation
Number of Options - Beginning balance		50,560		38,667		12,321
Number of Options - Granted		24,924		32,389		33,295
Number of Options - Exercised		(7,894)		(4,925)		(3,235)
Number of Options - Forfeited		(6,076)		(15,571)		(3,714)
Number of Options - Ending balance		61,514		50,560		38,667	12,321
Number of Options - Exercisable	17,103	17,103	8,557	8,557	5,252	5,252
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Weighted average exercise price, Granted | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Exercised | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Forfeited | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares	0.0001		0.0001		0.0001
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Options, Outstanding, Weighted Average Remaining Contractual Term		2 years 11 months 23 days		2 years 6 months 21 days		3 years 1 month 2 days	2 years 9 months
Aggregated intrinsic value, Beginning balance | ¥		¥ 29,786		¥ 48,921		¥ 43,011
Aggregated intrinsic value, Ending balance | ¥		13,452		29,786		48,921	¥ 43,011
Aggregated intrinsic value, Option exercisable | ¥		¥ 3,740		¥ 5,041		¥ 6,644
Employees
Share-based Compensation
Number of Options - Beginning balance		49,697		37,804		11,821
Number of Options - Granted		24,924		32,389		32,932
Number of Options - Exercised		(7,894)		(4,925)		(3,235)
Number of Options - Forfeited		(6,076)		(15,571)		(3,714)
Number of Options - Ending balance		60,651		49,697		37,804	11,821
Number of Options - Exercisable	16,421	16,421	8,216	8,216	5,002	5,002
Consultants
Share-based Compensation
Number of Options - Beginning balance		863		863		500
Number of Options - Granted						363
Number of Options - Ending balance		863		863		863	500
Number of Options - Exercisable	682	682	341	341	250	250